Average Annual Total Returns - MCL - Victory RS Small Cap Equity Fund	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	38.24%	19.75%	16.47%	32.28%	16.43%	12.99%	26.65%	15.29%	12.61%	34.63%	16.36%	13.48%